Segmented Information - Long-lived Assets by Geographical Location (Details) - USD ($) $ in Thousands	Jan. 31, 2024	Jan. 31, 2023
Segmented Information
Geographical long-lived assets	$ 262,599	$ 241,242
United States
Segmented Information
Geographical long-lived assets	178,843	138,007
Europe, Middle-East and Africa
Segmented Information
Geographical long-lived assets	26,298	32,921
Canada
Segmented Information
Geographical long-lived assets	47,072	63,414
Asia Pacific
Segmented Information
Geographical long-lived assets	$ 10,386	$ 6,900